DEFERRED TAX (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Deferred Tax [Abstract]
Summary of Amounts Determined After Appropriate Offsetting
The following amounts determined after appropriate offsetting are shown in the consolidated statement of financial position:

	As At June 30,	As At December 31,
	2022	2021
Deferred tax asset to be recovered after more than 12 months	6,104	7,028
Deferred tax liability to be paid after more than 12 months	(3,584)	—

Summary of Change in Deferred Income Tax
The change in deferred tax account is as follows:

Six Months Ended June 30, 2022
Deferred tax , net at the beginning of the period	7,028
Business combination (Note 4)	(4,008)
Credited to the consolidated statement of comprehensive income	17
Translation differences	(517)
Deferred tax, net at the end of the period	2,520

Disclosure of Deferred Taxes Calculated on Temporary Differences
Deferred taxes are calculated on temporary differences under the liability method using the principal tax rate within the relevant jurisdiction. The balance is comprised of the following:

	As At June 30,	As At December 31,
	2022	2021
Intangible assets - deferred tax assets	5,782	6,481
Intangible assets - deferred tax liability	(3,584)	—
Trading losses and other allowances	322	547